Jepson Ltd ABS-15G

Exhibit 99.1

Deloitte LLP 2 New Street Square London EC4A 3BZ Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 1198 www.deloitte.co.uk

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors of

Clavel Residential 3 Designated Activity Company

1-2 Victoria Buildings

Haddington Road

Dublin 4

Ireland

D04 XN32

(the “Issuer”)

The Board of Directors of

Ellington Residential Holdings Ireland II Designated Activity Company

1-2 Victoria Buildings

Haddington Road

Dublin 4

Ireland

D04 XN32

(the “Seller”)

Morgan Stanley & Co. International plc

25 Cabot Square

Canary Wharf

London

E14 4QA

(the “Arranger” and “Lead Manager”)

and the other Managers (as defined in the Engagement Letter)

14 June 2023

Dear Sirs/Madams,

PROPOSED ISSUE BY CLAVEL RESIDENTIAL 3 DESIGNATED ACTIVITY COMPANY OF RESIDENTIAL MORTGAGE-BACKED FLOATING RATE NOTES (the “Issue”)

We have performed the procedures enumerated below on certain residential mortgages (the “Clavel 1 Loan Pool” and the “Clavel 2 Loan Pool” and together, the “Loan Pool”), which were agreed to by the Issuer, the Seller, the Arranger and Lead Manager and the other Managers (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Seller, the Arranger and Lead Manager and the Managers. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Board of Directors of the Seller, the Arranger and Lead Manager and the Managers identified in the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer and the Seller, and the appropriateness of the procedures is solely the responsibility of the Issuer, the Seller, the Arranger and Lead Manager and the Managers as discussed above. The Issuer and the Seller shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Seller, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

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The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings – Clavel 1 Loan Pool

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Issuer provided us with a data file ‘Clavel - Datatape as of March 31st 2023 (11.04.2023).xlsx’ (the “Clavel 1 First Pool Run”) containing an account number for each of the 2,740 loans in the Clavel 1 Loan Pool as at 31 March 2023 (the “Clavel 1 Cut-off Date”).

A random sample of 59 loans was selected from the Clavel 1 First Pool Run using the sampling approach below (the “Clavel 1 Sample”).

The Issuer then provided us with the data file ‘Clavel - Datatape as of March 31st 2023 (09.05.2023)_fixed.xlsx’ containing information for each loan in the Clavel 1 Sample (the “Clavel 1 Sample Pool”) as at the Clavel 1 Cut-off Date.

We have carried out the Agreed Upon Procedures on the Clavel 1 Sample Pool on 9 May 2023.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Clavel 1 Sample Pool contained in the Clavel 1 First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.8 under the pool agreed upon procedures section below, have been limited to confirming that the selected attribute from the Clavel 1 First Pool Run information relating to the Clavel 1 Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the System data extract ‘extrac_deloitte_datatape_saldos (2023.05.09).xlsx’ (the “System”).

Objectives

On the assumption that the information in the Clavel 1 First Pool Run is a complete and accurate representation of the Clavel 1 Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that we are 95% confident that not more than 5% of the population of the Clavel 1 First Pool Run contained an error in the relevant attribute. Where errors were found in the Clavel 1 Sample Pool, we have re-calculated the percentage errors that there might be in the Clavel 1 First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.	Pool agreed upon procedures – Clavel 1 Loan Pool

For each loan in the Clavel 1 Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

2.1	Current Balance

For each loan shown in the Clavel 1 Sample Pool, we confirmed whether the current balance shown in the Clavel 1 Sample Pool agreed with that shown on the System, as at the Clavel 1 Cut-off Date. We found that the current balance agreed to that shown on the System, as at the Clavel 1 Cut-off Date, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Clavel 1 First Pool Run contained errors.

2.2	Total Current Interest Rate

For each loan shown in the Clavel 1 Sample Pool, we confirmed whether the total current interest rate shown in the Clavel 1 Sample Pool agreed with that shown on the System. We found that the total current interest rate agreed to that shown on the System, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Clavel 1 First Pool Run contained errors.

2.3	Current Interest Rate Index

For each loan shown in the Clavel 1 Sample Pool, we confirmed whether the current interest rate index shown in the Clavel 1 Sample Pool agreed with that shown on the System. We found that the current interest rate index agreed to that shown on the System, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Clavel 1 First Pool Run contained errors.

2.4	Current Interest Rate Margin

For each loan shown in the Clavel 1 Sample Pool, we confirmed whether the current interest rate margin shown in the Clavel 1 Sample Pool agreed with that shown on the System. We found that the current interest rate margin agreed to that shown on the System, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Clavel 1 First Pool Run contained errors.

2.5	Interest Rate Reversion Date

For each loan shown in the Clavel 1 Sample Pool, we confirmed whether the interest rate reversion date shown in the Clavel 1 Sample Pool agreed with that shown on the System. We found that the interest rate reversion date agreed to that shown on the System, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Clavel 1 First Pool Run contained errors.

2.6	Arrears Balance

For each loan shown in the Clavel 1 Sample Pool, we confirmed whether the arrears balance shown in the Clavel 1 Sample Pool agreed with that shown on the System, as at the Clavel 1 Cut-off Date. We found that the arrears balance agreed to that shown on the System, as at the Clavel 1 Cut-off Date, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Clavel 1 First Pool Run contained errors.

2.7	Days in Arrears

For each loan shown in the Clavel 1 Sample Pool, we confirmed whether the number of days in arrears shown in the Clavel 1 Sample Pool agreed with that shown on the System, as at the Clavel 1 Cut-off Date. We found that the number of days in arrears agreed to that shown on the System, as at the Clavel 1 Cut-off Date, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Clavel 1 First Pool Run contained errors.

2.8	Last Date > 35 Days in Arrears

For each loan shown in the Clavel 1 Sample Pool, we confirmed whether the last date the loan was in > 35 days of arrears shown in the System agreed with that shown on the System, as at the Clavel 1 Cut-off Date. We found that the last date the loan was in > 35 days of arrears agreed to that shown on the System, as at the Clavel 1 Cut-off Date, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Clavel 1 First Pool Run contained errors.

3.	Scope of our work and factual findings – Clavel 2 Loan Pool

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

Banco Santander S.A. (the “Originator”), on behalf of the Seller, provided us with a data file, ‘Muestra ID_Macondo.xlsx’ (the “Clavel 2 First Pool Run”) containing an account number for each of the 5,847 loans in the Clavel 2 Loan Pool as at 29 April 2022 (the “Clavel 2 Cut-off Date”).

A random sample of 449 loans was selected from the Clavel 2 First Pool Run using the sampling approach below (the “Clavel 2 Sample”).

The Issuer then provided us with the data file ‘Project Macondo - Datatape 29-Apr-22 - vAuditoría - Updated 09.06.22.xlsx’ containing information for each loan in the Clavel 2 Sample (the “Clavel 2 Sample Pool”) as at the Clavel 2 Cut-off Date.

We have carried out the Agreed Upon Procedures on the Clavel 2 Sample Pool during the period 15-22 June 2022.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Clavel 2 Sample Pool contained in the Clavel 2 First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 4.1 to 4.27 under the pool agreed upon procedures section below, have been limited to confirming that the selected attribute from the Clavel 2 First Pool Run information relating to the Clavel 2 Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the deed, valuation report, nota simple, loan file documentation, amortisation table, official register of the Bank of Spain, the loan system extracts ‘Project Macondo - Envío extracción auditor - 2022-06-15_MUESTRA.xlsx’ and Project Macondo - Envio extracción auditor - 2022-06-22_MUESTRA.xlsx’ (together, the “System Extracts”) and the risk proposal screen from the loan system of the Originator (together, with the System Extract, the “System”).

Objectives

On the assumption that the information in the Clavel 2 First Pool Run is a complete and accurate representation of the Clavel 2 Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the Clavel 2 First Pool Run contained an error in the relevant attribute. Where errors were found in the Clavel 2 Sample Pool, we have re-calculated the percentage errors that there might be in the Clavel 2 First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

4.	Pool agreed upon procedures – Clavel 2 Loan Pool

For each loan in the Clavel 2 Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

4.1	Public Deed

For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the mortgage file included an executed public deed in relation to the loan. We found that the mortgage file included an executed public deed, except for 2 cases.

Deloitte reference	Description of exception
37	Deed not available
138	Deed not available

As a result of the procedures performed there is a 99% confidence that not more than 2% of the Clavel 2 First Pool Run contained errors.

4.2	Originator/Seller

For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the originator or seller shown on the Clavel 2 Sample Pool agreed to that shown on the deed or nota simple. We found that the originator or seller agreed to the deed or nota simple, except for 4 cases.

Deloitte reference	Description of exception
75	Sample Pool = Santander; source documents = Banco Popular
503	Sample Pool = Santander; source documents = Banco Popular
583	Sample Pool = Santander; source documents = Banco Popular
585	Sample Pool = Santander; source documents = Banco Popular

As a result of the procedures performed there is a 99% confidence that not more than 3% of the Clavel 2 First Pool Run contained errors.

4.3	Borrower Name(s)

For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the borrower name(s) shown on the Clavel 2 Sample Pool agreed to that shown on the deed or loan file documentation. We found that the borrower name(s) agreed to the deed or loan file documentation, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

4.4	Loan Transmission

For each loan shown in the Clavel 2 Sample Pool, we confirmed there were no restrictions noted for loan transfer, including borrower consent, as shown in the deed. We found that there were no restrictions noted for loan transfer, including borrower consent, as shown in the deed, except for 2 cases.

Deloitte reference	Description of exception
37	Deed not available
138	Deed not available

As a result of the procedures performed there is a 99% confidence that not more than 2% of the Clavel 2 First Pool Run contained errors.

4.5	Loan Origination Date

4.5.1	For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the current contract loan origination date shown in the Clavel 2 Sample Pool agreed with that shown on the deed or nota simple, to within 60 days. We found that the current contract loan origination date agreed to that shown on the deed or nota simple, to within 60 days, except for 1 case.

Deloitte reference	Description of exception
440	Sample Pool = 28/02/2006; source documents = 28/05/2015

As a result of the procedures performed there is a 99% confidence that not more than 2% of the Clavel 2 First Pool Run contained errors.

4.5.2	For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the original contract loan origination date shown in the Clavel 2 Sample Pool agreed with that shown on the deed or nota simple, to within 60 days. We found that the original contract loan origination date agreed to that shown on the deed or nota simple, to within 60 days, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

4.6	Loan Maturity Date

4.6.1	For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the current contract loan maturity date shown in the Clavel 2 Sample Pool agreed with that shown on the deed or amortisation table, to within 60 days. We found that the current contract loan maturity date agreed to that shown on the deed or amortisation table, to within 60 days, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

4.6.2	For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the original contract loan maturity date shown in the Clavel 2 Sample Pool agreed with that shown on the deed or amortisation table, to within 60 days. We found that the original contract loan maturity date agreed to that shown on the deed or amortisation table, to within 60 days, except for 1 case.

Deloitte reference	Description of exception
440	Sample Pool = 14/12/2018; source documents = 14/09/2018

As a result of the procedures performed there is a 99% confidence that not more than 2% of the Clavel 2 First Pool Run contained errors.

4.7	Original Loan Amount

4.7.1	For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the current contract loan advance amount shown in the Clavel 2 Sample Pool agreed with that shown on the deed or nota simple. We found that the current contract loan advance amount agreed to that shown on the deed or nota simple, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

4.7.2	For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the original contract loan advance amount shown in the Clavel 2 Sample Pool agreed with that shown on the deed or nota simple. We found that the original contract loan advance amount agreed to that shown on the deed or nota simple, except for 2 cases.

Deloitte reference	Description of exception
41	Sample Pool = €208,444; source documents = original documents not available
459	Sample Pool = €52,583.80; source documents = €88,650

As a result of the procedures performed there is a 99% confidence that not more than 2% of the Clavel 2 First Pool Run contained errors.

4.8	Current Interest Rate Index

For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the current interest rate index shown in the Clavel 2 Sample Pool agreed with that shown on the deed or the System. We found that the current interest rate index agreed to that shown on the deed or System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

4.9	Current Interest Rate Margin

For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the current interest rate margin shown in the Clavel 2 Sample Pool agreed with that shown on the deed or the System. We found that the current interest rate margin agreed to that shown on the deed or System, except for 1 case.

Deloitte reference	Description of exception
369	Sample Pool = 5%; source documents = 2.368%

As a result of the procedures performed there is a 99% confidence that not more than 2% of the Clavel 2 First Pool Run contained errors.

4.10	Revision Rate Index

For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the revision rate index shown in the Clavel 2 Sample Pool agreed with that shown on the deed or the System. We found that the revision rate index agreed to that shown on the deed or System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

4.11	Revision Rate Margin

For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the revision rate margin shown in the Clavel 2 Sample Pool agreed with that shown on the deed or the System. We found that the revision rate margin agreed to that shown on the deed or System, except for 1 case.

Deloitte reference	Description of exception
4	Sample Pool = 1.25%; source documents = original documents not available

As a result of the procedures performed there is a 99% confidence that not more than 2% of the Clavel 2 First Pool Run contained errors.

4.12	Total Current Interest Rate

For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the total current interest rate shown in the Clavel 2 Sample Pool agreed with that shown on the deed or the System. We found that the total current interest rate agreed to that shown on the deed or System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

4.13	Payment Frequency

For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the payment frequency shown in the Clavel 2 Sample Pool agreed with that shown on the deed or amortisation schedule. We found that the payment frequency agreed to that shown on the deed or amortisation schedule, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

4.14	Amortisation Type

For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the amortisation type shown in the Clavel 2 Sample Pool agreed with that shown on the deed or amortisation schedule. We found that the amortisation type agreed to that shown on the deed or amortisation schedule, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

4.15	Property Address/Registry Number

4.15.1	For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the property address or registry number shown in the Clavel 2 Sample Pool agreed with that shown on the deed. We found that the property address or registry number agreed to that shown on the deed, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

4.15.2	For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the property address or registry number shown in the Clavel 2 Sample Pool agreed with that shown on the valuation report.

We found that the property address or registry number agreed to that shown on the valuation report, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

4.16	Property Type

For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the property type shown in the Clavel 2 Sample Pool agreed with that shown on the deed or nota simple. We found that the property type agreed to that shown on the deed or nota simple, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

4.17	Lien

For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the lien shown in the Clavel 2 Sample Pool agreed with that shown on the deed or nota simple. We found that the lien agreed to that shown on the deed or nota simple, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

4.18	Current Balance

For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the current balance shown in the Clavel 2 Sample Pool agreed with that shown on the System, as at the Clavel 2 Cut-off Date. We found that the current balance agreed to that shown on the System, as at the Clavel 2 Cut-off Date, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

4.19	Current Balance of collateral-sharing loans

For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the current balance of loans that shared collateral with a loan in the Clavel 2 Sample, as shown in the Clavel 2 Sample Pool, agreed with that shown on the System, as at the Clavel 2 Cut-off Date. We found that the current balance of loans that shared collateral with a loan in the Clavel 2 Sample agreed to that shown on the System, as at the Clavel 2 Cut-off Date, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

4.20	Days in Arrears

For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the number of days in arrears shown on the System was less than or equal to 90 days, as at the Clavel 2 Cut-off Date. We found that the number of days in arrears was less than or equal to 90 days, as at the Clavel 2 Cut-off Date, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

4.21	Payment Holiday End Date

For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the payment holiday end date shown on the Clavel 2 Sample Pool agreed to that shown on the deed or amortisation schedule. We found that the payment holiday end date agreed to the deed or amortisation schedule, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

4.22	Latest Full Valuation Amount

For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the latest full valuation amount shown in the Clavel 2 Sample Pool agreed with, or was lower than, that shown on the valuation report. We found that the latest full valuation amount shown in the Clavel 2 Sample Pool agreed with, or was lower than, that shown on the valuation report, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

4.23	Latest Full Valuation Date

For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the latest full valuation date shown in the Clavel 2 Sample Pool agreed with that shown on the valuation report. We found that the latest full valuation date shown in the Clavel 2 Sample Pool agreed with that shown on the valuation report, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

4.24	Registered Surveyor

For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the surveyor shown on the valuation report was listed in the official register of the Bank of Spain. We found that the surveyor shown on the valuation report was listed in the official register of the Bank of Spain, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

4.25	Currency

For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the currency shown on the Clavel 2 Sample Pool agreed to that shown on the deed or nota simple. We found that the currency agreed to the deed or nota simple, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

4.26	Current Instalment

For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the current instalment shown in the Clavel 2 Sample Pool agreed with that shown on the System, as at the Clavel 2 Cut-off Date. We found that the current instalment agreed to that shown on the System, as at the Clavel 2 Cut-off Date, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

4.27	Last Date > 30 Days in Arrears

For each loan shown in the Clavel 2 Sample Pool, we confirmed whether the last date the loan was in > 30 days of arrears shown in the System agreed with that shown on the System, as at the Clavel 2 Cut-off Date. We found that the last date the loan was in > 30 days of arrears agreed to that shown on the System, as at the Clavel 2 Cut-off Date, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the Clavel 2 First Pool Run contained errors.

5.	Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

6.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 7 June 2023, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller, the Arranger and Lead Manager and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Arranger and Lead Manager and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger and Lead Manager and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours truly,

/s/Deloitte LLP

Deloitte LLP